Stock-based Compensation (Details - Option activity) - Share-Based Payment Arrangement, Option [Member] $ / shares in Units, $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning balance | shares	1,146
Options outstanding, price per share, beginning balance | $ / shares	$ 10,120.69
Options granted | shares	0
Options granted, price per share | $ / shares	$ 0
Options exercised | shares	0
Options exercised, price per share | $ / shares	$ 0
Options forfeited | shares	0
Options forfeited, price per share | $ / shares	$ 0
Options expired | shares	(13)
Options expired, price per share | $ / shares	$ 598,313.35
Options outstanding, ending balance | shares	1,133
Options outstanding, price per share, ending balance | $ / shares	$ 3,371.79
Aggregate intrinsic value, outstanding | $	$ 0
Options exercisable | shares	1,133
Options exercisable, price per share | $ / shares	$ 3,371.79
Aggregate intrinsic value, exercisable | $	$ 0